Cover	Sep. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2023
Entity File Number	001-32505
Entity Registrant Name	TRANSMONTAIGNE PARTNERS LLC
Entity Central Index Key	0001319229
Entity Tax Identification Number	34-2037221
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1670 Broadway
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	626-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false